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                               HSBC INVESTOR FUNDS

                          SUPPLEMENT DATED JUNE 8, 2004
                      TO THE PROSPECTUS DATED MARCH 1, 2004

                 HSBC INVESTOR CASH MANAGEMENT MONEY MARKET FUND

The HSBC Investor Cash Management Money Market Fund described in the Prospectus has not commenced operations as of the date of this Supplement and is not currently available for sale.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE



HSB-0102S-R